Condensed Balance Sheets (unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 52,644	$ 380
Accounts receivable	67,960
Prepaid expenses	91,181
Inventory	13,600
Total assets	225,385	380
Current liabilities:
Accounts payable	16,896
Accrued liabilities		2,000
Customer deposits	163,980
Due to a related party	2,635
Loan payable	7,000	1,000
Accrual for income taxes	7,300
Total current liabilities	197,811	3,000
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value, 100,000,000 shares authorized; 11,800,000 and 20,000,000 issued and outstanding, respectively	1,180	2,000
Additional paid in capital	3,921	471
Retained earnings (accumulated deficit)	22,473	(5,091)
Total Stockholders' equity (deficit)	27,574	(2,620)
Total Liabilities and Stockholders' Deficit	$ 225,385	$ 380